AOG Institutional Diversifed Fund
Schedule of Investments (Unaudited)
June 30, 2022
Shares		Fair Value
MASTER FUND - 100.1%
2,230,198	AOG Institutional Diversified Master Fund (Cost - $34,203,024)	$ 34,221,530

	TOTAL INVESTMENTS - 100.1% (Cost $34,203,024)	$ 34,221,530
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(37,414)
	NET ASSETS - 100.0%	$ 34,184,116

AOG Institutional Diversifed Master Fund
Schedule of Investments (Unaudited)
June 30, 2022
Shares		Fair Value
	PRIVATE REAL ESTATE INVESTMENT TRUSTS - 39.7%
105,419	Arctrust III, Inc. (a)	$ 1,103,732
118,311	Ares Real Estate Income Trust (a)	1,048,271
38,610	Cantor Fitzgerald Income Trust, Inc. (a)	1,024,710
107,660	Cottonwood Communities (a)	2,230,707
30,188	CPG Carlyle Commitments (a)	1,000,000
92,764	Hines Global Income Trust, Inc. (a)	1,047,310
72,516	Jones Lang LaSalle Income Property Trust, Inc. (a)	1,078,317
153,792	Nuveen Global Cities REIT, Inc. (a)	2,014,677
56,915	RREEF Property Trust, Inc. (a)	985,202
74,301	Starwood NAV REIT (a)	2,040,313
	TOTAL PRIVATE REAL ESTATE INVESTMENT TRUSTS (Cost - $13,000,000)	13,573,239

	CLOSED-END INTERVAL FUNDS - 25.5%
	ALTERNATIVE FUNDS - 9.8%
55,068	CION Ares Diversified Credit Fund (a)	1,348,617
46,200	Conversus Stepstone Private Markets Fund (a)	2,014,339
		3,362,956
	EQUITY FUNDS - 6.0%
27,330	Bluerock Total Income+ Real Estate Fund (a)	1,050,014
22,989	The Private Shares Fund (a)	1,004,598
		2,054,612
	FIXED INCOME FUND - 3.7%
60,410	Apollo Diversified Credit Fund	1,272,240

	PRIVATE EQUITY FUND - 3.1%
28,167	iCapital KKR Private Markets Fund (a)	1,050,206

	REAL ESTATE FUND - 2.9%
30,788	KKR Real Estate Select Trust, Inc. (a)	988,608

	TOTAL CLOSED END INTERVAL FUNDS (Cost - $8,855,787)	8,728,622

	PRIVATE BUSINESS DEVELOPMENT COMPANIES - 11.3%
	ASSET MANAGEMENT - 11.3%
42,157	Apollo Debt Solutions BDC	964,137
47,438	Barings Private Credit Corporation	985,294
217,564	Owl Rock Core Income (a)	1,931,965
	TOTAL PRIVATE BUSINESS DEVELOPMENT COMPANIES (Cost - $4,000,000)	3,881,396

	EXCHANGE-TRADED FUNDS - 4.6%
	EQUITY FUNDS - 4.6%
3,989	First Trust Mid Cap Growth AlphaDEX Fund	218,039
6,670	First Trust US Equity Opportunities ETF	547,940
3,774	Schwab US Large-Cap Growth ETF	218,854
39,555	VanEck BDC Income ETF	597,281
	TOTAL EXCHANGE-TRADED FUNDS (Cost - $1,891,079)	1,582,114

AOG Institutional Diversifed Master Fund
Schedule of Investments (Unaudited)(Continued)
June 30, 2022
Shares			Fair Value
PARTNERSHIP SHARES - 0.6%
ASSET MANAGEMENT - 0.6%
212,500		Alpha Partners Fund III, LP (a) (Cost - $212,500)	$ 212,500

SHORT-TERM INVESTMENT - 3.9%
MONEY MARKET FUND - 3.9%
1,331,702		Federated Hermes U.S. Treasury Cash Reserves - Institutional Class, 0.97% (Cost - $1,331,702)(b)	1,331,702

		TOTAL INVESTMENTS - 85.6% (Cost $29,291,068)	$ 29,309,573
		OTHER ASSETS IN EXCESS OF LIABILITIES - 14.4%	4,911,957
		NET ASSETS - 100.0%	$ 34,221,530

BDC	-	Business Development Company
REIT	-	Real Estate Investment Trust

(a)	Illiquid security.
(b)	Represents seven day yield as of June 30, 2022.